STAKING AND VALIDATING INCOME (Tables)	12 Months Ended
Sep. 30, 2025
STAKING AND VALIDATING INCOME.
Summary of staking and validating results

Year ending September 30,	2025		2024
	Expressed	Expressed in	Expressed	Expressed in
	in Solana	Canadian Dollars	in Solana	Canadian Dollars
Validator operations
Validator rewards, paid in Solana	23,635	$5,684,833	—	$—
Validator rewards received in other cryptocurrencies(1)	—	388,311	—	—
Validator income, paid in fiat	—	—	—	—
Validator fees, paid in Solana	(312)	(69,132)	—	—
Validator fees, paid in fiat	—	(575,315)	—	(16,231)
	23,323	5,428,696	—	(16,231)
Staking rewards (Solana)	19,651	4,803,686	1,430	287,476
Total staking and validating income	42,974	$10,232,382	1,430	$271,245
(1)	85,190 SUI tokens